FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value disclosure
Impairment recognized for intangible assets		¥ 0	¥ 0
Impairment loss	¥ 119,800
Wealth management products | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments	9,095,836	4,640,283
Long-term investments	50,027	100,778
Listed equity securities | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments		1,863
Unlisted equity securities | Fair value measurement on a recurring basis
Fair value disclosure
Long-term investments	138,873	151,714
Quoted prices in active markets for identical assets (Level 1) | Listed equity securities | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments		1,863
Significant other observable inputs (Level 2) | Wealth management products | Fair value measurement on a recurring basis
Fair value disclosure
Short-term investments	9,095,836	4,640,283
Long-term investments	50,027	100,778
Significant unobservable inputs (Level 3) | Unlisted equity securities
Fair value disclosure
Long-term investments	¥ 138,873	¥ 151,714